Commitments and Contingencies - Purchase Obligations (Details) $ in Millions	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019 (remaining)	$ 193.3
2020	92.2
2021	57.2
2022	8.6
2023	3.1
Thereafter	7.0
Total purchase commitments	$ 361.4